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                                MERRIMAC CASH FUND
                                 Annual Report
                               December 31, 2002

[LOGO]

January 31, 2003

Dear Shareholder:

We are pleased to provide you with the Annual Report for the Merrimac Cash Fund as of December 31, 2002. The Merrimac Cash Fund is a feeder fund and invests all of its assets in a master portfolio, the Merrimac Cash Portfolio, rather than creating its own portfolio of investment securities. In this way, the fund obtains the economies and efficiencies of investment by a larger pool of assets. The investment objective of Merrimac Cash Fund and the Merrimac Cash Portfolio are identical. They seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The weak economy and corresponding low short-term interest rates provided a challenging scenario in which to manage money market mutual funds in 2002. The prevailing educated guess at the beginning of the year was that short-term rates would begin to rise in the second half of the year. By mid-year, there was no consensus among economists as to when the Federal Reserve Open Market Committee would adjust the target rate or whether it would be adjusted up or down. A downward adjustment of 50 basis points came in early November, but uncertainty remained about the future. As we enter 2003, an upward adjustment late in the year is currently the most common thought. However, both the current economic instability and world political tension are certain to have an impact.

The Premium Class of the Merrimac Cash Fund had a total return of 1.88% for the year, maintaining it as one of the top performing institutional money market funds. We commend Allmerica Asset Management, Inc., the sub-adviser of Merrimac Cash Portfolio, for achieving continued excellent performance.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you in the future.

Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

                               MERRIMAC CASH FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS
    Investment in Merrimac Cash Portfolio, at
     value (Note 1)                                $1,395,347,152
    Prepaid expenses                                       26,229
                                                   --------------
        Total assets                                1,395,373,381
                                                   --------------
LIABILITIES
    Distributions payable to shareholders               1,710,345
    Accrued expenses                                       40,470
                                                   --------------
        Total liabilities                               1,750,815
                                                   --------------
NET ASSETS                                         $1,393,622,566
                                                   ==============
NET ASSETS CONSIST OF:
    Paid in capital                                $1,393,733,522
    Accumulated net realized loss on investments         (110,956)
                                                   --------------
        Total net assets                           $1,393,622,566
                                                   ==============
TOTAL NET ASSETS
    Premium Class                                  $1,393,622,566
                                                   ==============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
    Premium Class                                   1,393,723,766
                                                   ==============

NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION
  PRICE PER SHARE                                   $        1.00
                                                    =============

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
  (NOTE 1)
    Interest and dividends                          $  25,042,117
    Expenses                                           (2,181,214)
                                                    -------------
        Net investment income from Portfolio           22,860,903
                                                    -------------
FUND EXPENSES
    Accounting, transfer agency and administration
     fees (Note 4)                                        123,133
    Audit                                                  12,855
    Legal                                                   3,944
    Printing                                                5,259
    Insurance                                               8,765
    Trustees fees and expenses                              8,181
    Miscellaneous                                          11,110
                                                    -------------
        Total Expenses                                    173,247
                                                    -------------
NET INVESTMENT INCOME                                  22,687,656
                                                    -------------
NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM
  PORTFOLIO                                                 3,085
                                                    -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS          $  22,690,741
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                          ------------------------------
                                               2002            2001
                                         --------------   -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $  22,687,656   $  43,078,103
    Net realized gain allocated from
      Portfolio                                   3,085          42,031
                                         --------------   -------------
        Net increase in net assets from
          operations                         22,690,741      43,120,134
                                         --------------   -------------
DIVIDENDS DECLARED FROM NET INVESTMENT
  INCOME
    Premium Class                           (22,687,653)    (43,077,997)
    Institutional Class                              (3)           (106)
                                         --------------   -------------
        Total dividends declared            (22,687,656)    (43,078,103)
                                         --------------   -------------
FUND SHARE TRANSACTIONS (NOTE 6)
    Proceeds from shares sold             5,349,452,774   4,272,607,000
    Proceeds from dividends reinvested        5,226,704      13,783,031
    Payment for shares redeemed          (4,914,953,747) (3,940,937,653)
                                         --------------   -------------
        Net increase in net assets
          derived from share
          transactions                      439,725,731     345,452,378
                                         --------------   -------------
NET INCREASE IN NET ASSETS                  439,728,816     345,494,409
NET ASSETS
    Beginning of period                     953,893,750     608,399,341
                                         --------------   -------------
    End of period                        $1,393,622,566   $ 953,893,750
                                         ==============   =============

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                  PREMIUM CLASS
                           ------------------------------------------------------------
                                             YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------
                               2002         2001        2000        1999        1998
                           ------------  ----------  ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF YEAR        $      1.000  $    1.000  $    1.000  $    1.000  $    1.000

  Net investment income           0.019       0.042       0.063       0.051       0.055

  Dividends from net
    investment income            (0.019)     (0.042)     (0.063)     (0.051)     (0.055)
                           ------------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF
  YEAR                     $      1.000  $    1.000  $    1.000  $    1.000  $    1.000
                           ============  ==========  ==========  ==========  ==========

TOTAL RETURN(1)                    1.88%       4.31%       6.52%       5.26%       5.59%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

  Net expenses                     0.19%       0.20%       0.21%       0.21%       0.16%

  Net investment income            1.84%       4.12%       6.32%       5.13%       5.46%

  Net expenses before
    waiver                           --          --          --          --        0.20%

  Net assets, end of year
    (000s omitted)         $  1,393,623  $  953,892  $  608,384  $  808,103  $  655,049

                                               INSTITUTIONAL CLASS
                           ------------------------------------------------------------
                                             YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------
                             2002(2)        2001        2000        1999        1998
                           ------------  ----------  ----------  ----------  ----------
NET ASSET VALUE,
  BEGINNING OF YEAR        $      1.000  $    1.000  $    1.000  $    1.000  $    1.000

  Net investment income           0.009       0.040       0.061       0.049       0.052

  Dividends from net
    investment income            (0.009)     (0.040)     (0.061)     (0.049)     (0.052)
                           ------------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF
  YEAR                     $      1.000  $    1.000  $    1.000  $    1.000  $    1.000
                           ============  ==========  ==========  ==========  ==========

TOTAL RETURN(1)                    1.73%       4.05%       6.25%       4.99%       5.33%

ANNUALIZED RATIOS TO
  AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA

  Net expenses                     0.30%       0.45%       0.46%       0.46%       0.41%

  Net investment income            1.56%       4.21%       6.07%       4.88%       5.21%

  Net expenses before
    waiver                           --          --          --          --        0.45%

  Net assets, end of year
    (000s omitted)         $         --  $        2  $       15  $    3,688  $    9,857

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date.

(2) The Institutional Class had no investors at December 31, 2002. Financial results presented are annualized based on the period from January 1, 2002 to June 28, 2002, during which Class had operations.

    The accompanying notes are an integral part of the financial statements.

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class. At December 31, 2002, there were no Institutional Class shares outstanding.

       The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2002 the investment by the Fund represents ownership of a proportionate interest of 24.18% of the Portfolio.

       It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

       The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       The Fund records investments in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

       The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

       The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

(2)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

       The tax character of distributions paid during the periods ended December 31, 2002 and 2001 were as follows:

           ORDINARY INCOME         TAX-EXEMPT INCOME              TOTAL
       ------------------------  ----------------------  ------------------------
       2002            2001         2002        2001        2002         2001
       ----         -----------  ----------  ----------  -----------  -----------
       $22,687,656.. $43,078,103         --          --  $22,687,656  $43,078,103

                               MERRIMAC CASH FUND
                          NOTES TO FINANCIAL STATEMENT
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

       As of December 31, 2002, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

UNDISTRIBUTED         UNDISTRIBUTED TAX-  LOSS CARRYFORWARDS
ORDINARY INCOME         EXEMPT INCOME        AND DEFERRALS         TOTAL
---------------       ------------------  -------------------  --------------
--...............                  --          $(110,956)        $(110,956)

(3)   SHAREHOLDER SERVICING PLAN

       The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of 0.25% of the value of the assets that an organization services on behalf of its clients.

(4)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

       Investors Bank & Trust Company ("Investors Bank") or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

       Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)   INVESTMENT TRANSACTIONS

       The Fund's investments in and withdrawals from the Portfolio for year ended December 31, 2002 aggregated $5,354,679,478 and $4,938,157,345 respectively.

(6)   SHARES OF BENEFICIAL INTEREST

       The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                 PREMIUM CLASS               INSTITUTIONAL CLASS
                                         ------------------------------  ----------------------------
                                           YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          DECEMBER 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2002            2001           2002           2001
                                         ------------------------------  ----------------------------
         Shares sold...................   5,349,452,774   4,272,607,000         --              --
         Shares reinvested.............       5,226,698      13,782,612          6             419
         Shares redeemed...............  (4,914,951,836) (3,940,923,952)    (1,911)        (13,701)
                                         --------------  --------------     ------         -------
         Net increase (decrease) in
           shares......................     439,727,636     345,465,660     (1,905)        (13,282)
                                         ==============  ==============     ======         =======

       At December 31, 2002, Investors Bank, as agent for its clients, and affiliates of AAM were record holders of 62% and 11%, respectively, of the Cash Fund's outstanding shares.

(7)   FEDERAL TAX INFORMATION

       At December 31, 2002, the Fund had available a capital loss carryforward of $110,956 expiring in 2009.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
and Shareholders of Merrimac Cash Fund

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund (the "Fund"), a series of the Merrimac Funds (the "Trust"), as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                     /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 4, 2003

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR
                                 MATURITY   MATURITY     VALUE          VALUE

----------------------------------------------------------------------------------
COMMERCIAL PAPER - 35.0%
Amstel Funding Corporation....       1.86%  01/16/03  $ 20,000,000  $   19,984,666
                         .....       1.83   01/22/03    25,000,000      24,973,458
                         .....       1.79   02/05/03    25,000,000      24,956,980
                         .....       1.71   02/10/03    20,000,000      19,962,222
                         .....  1.75-1.76   03/13/03    50,000,000      49,827,727
                         .....       1.39   03/27/03    25,000,000      24,918,542
                         .....       1.39   05/05/03    45,000,000      44,786,100
                         .....       1.39   05/12/03    20,000,000      19,899,566
                         .....       1.42   05/19/03    65,000,000      64,648,672
                         .....       1.39   06/11/03    20,000,000      19,876,566
Arizona Educational Loan
  Marketing Corporation.......       1.46   01/06/03    34,720,000      34,712,960
BASF Aktiengesellschaf........       1.32   05/12/03    20,000,000      19,904,662
Caisse Nationale Des Caisses
  D' Epangne..................       1.61   12/03/03    50,000,000      49,262,668
Clipper Receivables...........       1.76   01/09/03    40,000,000      39,984,444
                 +............       1.34   03/18/03    25,000,000      24,930,208
Deer Park Refining Limited....       1.80   01/15/03    25,000,000      25,000,000
                        ......  1.36-1.62   02/10/03    73,000,000      72,965,244
                        ......       1.60   03/10/03    50,000,000      50,000,000
                        ......       1.41   05/15/03    50,000,000      50,000,000
                        ......       1.41   06/20/03    25,000,000      25,000,000
Den Norske Bank ASA...........       1.47   08/15/03    25,000,000      24,772,430
Executive Jet, Inc............       1.34   02/11/03    50,000,000      49,923,696
Fairway Finance Corporation...       1.50   01/02/03    25,000,000      24,998,958
                         .....       1.87   01/22/03    15,000,000      14,983,812
First Express Funding
  Corporation.................       1.40   01/15/03    18,555,000      18,544,898
General Electric Capital
  Corporation.................       1.36   01/17/03    75,000,000      74,954,832
                        ......       1.34   05/06/03    50,000,000      49,769,096
                        ......       1.36   05/20/03    50,000,000      49,739,376
Hamburgishe Landesbank........       1.95   04/07/03    45,000,000      44,769,600
High Peak Funding LLC.........       1.64   01/15/03    85,000,000      84,946,120
                     .........       1.89   01/21/03    35,000,000      34,963,640
                     .........       1.40   01/28/03    40,000,000      39,958,000
                     .........       1.43   01/31/03    15,000,000      14,982,125
                     .........       1.40   02/25/03    25,000,000      24,946,528
                     .........       1.40   03/21/03    50,000,000      49,846,388
                     .........       1.35   06/30/03    35,000,000      34,765,500
HSBC USA, Inc.................       1.85   01/13/03    25,000,000      24,984,750
              ................       1.37   04/22/03    36,000,000      35,849,040
              ................       1.32   05/05/03    35,000,000      34,842,072
              ................       1.46   08/12/03    50,000,000      49,554,000
Iowa Student Loans............       1.42   01/22/03    13,569,000      13,557,760
Ivory Funding Corporation.....       1.65   01/06/03    75,000,000      74,982,808
                       .......  1.76-1.90   01/07/03    21,000,000      20,993,724
                       .......       1.42   01/16/03    12,457,000      12,449,630
                       .......       1.59   02/03/03    10,045,000      10,030,451
Morgan Stanley, Dean Witter &
  Co..........................       1.37   01/13/03    10,000,000       9,995,433
                        ......       1.37   01/29/03    25,000,000      24,973,362
Newbury Funding Limited.......       1.50   01/06/03    15,000,000      14,996,875
Prudential Funding PLC........       1.52   01/22/03    44,000,000      43,960,988
Royal Bank of Canada..........       1.31   07/21/03    25,000,000      24,818,542
Shell Finance.................       1.75   01/16/03    25,000,000      24,981,874
           ...................       1.74   03/10/03    35,000,000      34,886,288
           ...................       1.76   04/14/03    55,000,000      54,726,192
           ...................       1.72   06/05/03    35,000,000      34,743,820
Sigma Finance Corporation.....       1.77   01/21/03    25,000,000      24,975,556
                        ......       1.36   04/15/03    39,000,000      38,847,900

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR
                                 MATURITY   MATURITY     VALUE          VALUE

----------------------------------------------------------------------------------
Texas Agricultural Finance
  Authority...................       1.56%  02/06/03  $ 35,700,000  $   35,644,664
Westdeutsche Landesbank
  Girozentral.................       2.41   01/16/03    30,000,000      29,970,379
                                                                    --------------
                                                                     2,017,225,792
                                                                    --------------
VARIABLE RATE NOTES* - 35.0%
American Express Credit
  Corporation.................       1.43   01/14/03    50,000,000      50,013,324
American Honda Finance
  Corporation.................  1.42-1.81   01/16/03   140,000,000     140,000,000
                         .....       1.69   02/04/03    70,000,000      69,995,896
                         .....       1.57   02/08/03    25,000,000      25,055,398
                         .....       1.61   02/10/03    50,000,000      49,997,000
Bank One Corporation..........       1.41   03/11/03    35,000,000      35,066,160
                    ..........       1.39   03/19/03    11,000,000      11,005,327
Bear Stearns Companies,
  Inc.........................       1.62   01/02/03    50,000,000      50,025,568
                         .....       1.70   02/06/03     8,600,000       8,608,194
                         .....  1.31-1.47   03/28/03    75,000,000      75,066,976
Beta Finance, Inc.............       1.39   01/02/03    45,000,000      44,999,476
Branch Banking & Trust........       1.37   02/10/03    50,000,000      49,998,908
Caterpillar Finance Services
  Corporation.................       1.46   01/02/03    30,000,000      30,030,740
                        +.....       1.78   07/07/03    25,000,000      25,013,750
                        +.....       1.77   07/09/03    50,000,000      50,023,500
Credit Suisse First Boston
  USA, Inc....................  1.43-1.45   01/02/03    90,000,000      90,112,356
                         .....       1.83   01/28/03    50,000,000      50,037,472
                         .....       1.46   02/25/03    10,000,000      10,008,881
Deutsche Bank NY..............       1.55   01/02/03    50,000,000      50,000,000
Fairway Finance Corporation...       1.40   01/22/03    50,000,000      50,000,356
First Tennessee Bank..........       1.38   01/02/03    40,000,000      40,000,000
Goldman Sachs Group, Inc.
  Promissory Note++...........  1.45-1.49   01/02/03    95,000,000      95,000,000
                         ++...       1.81   01/04/03    25,000,000      25,000,000
                         ++...       1.44   01/10/03    50,000,000      50,000,000
Heller Financial, Inc.........  1.60-1.61   02/10/03    24,400,000      24,473,672
Key Bank N.A..................  1.32-1.40   01/02/03   110,000,000     110,000,812
             .................  1.43-1.44   01/13/03    30,000,000      30,005,584
             .................  1.72-1.73   02/03/03    43,500,000      43,511,992
             .................       1.64   02/07/03    19,000,000      19,001,658
Lehman Brothers Holdings,
  Inc.........................  1.35-1.47   01/02/03   110,000,000     110,005,288
Links Securities LLC..........       1.38   01/02/03    35,000,000      35,000,000
Morgan Stanley, Dean Witter &
  Co..........................  1.33-1.35   01/02/03   200,000,000     200,000,000
                         .....       1.54   01/15/03    10,000,000      10,000,000
National City Bank............       1.31   01/02/03    50,000,000      50,000,000
Paccar Financial Corp.........       1.37   03/17/03    10,000,000      10,003,690
Salomon Smith Barney Holdings,
  Inc.........................       1.39   01/02/03    15,000,000      15,002,122
Sigma Finance Corporation.....  1.34-1.35   01/02/03    95,000,000      95,014,195
                        ......       1.41   03/05/03    40,000,000      39,998,219
                        ......       1.41   03/19/03    50,000,000      50,010,756
                                                                    --------------
                                                                     2,017,087,270
                                                                    --------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 10.1%
Federal Home Loan Bank........       2.20   01/28/03    35,000,000      34,998,744
                      ........       2.38   02/04/03    10,000,000       9,999,599
                      ........       2.31   04/08/03    15,500,000      15,511,511
                      ........       1.47   08/15/03    20,000,000      20,326,936
                      ........       1.36   10/22/03    15,000,000      14,835,850
                      ........       1.86   11/03/03    25,000,000      25,000,000
                      ........  1.33-2.00   11/14/03    46,000,000      46,910,002
                      ........       2.06   11/21/03     6,400,000       6,400,000
                      ........       1.70   11/28/03    40,000,000      40,000,000
                      ........       1.70   12/05/03    85,000,000      85,000,000
                      ........       1.70   01/05/04    45,000,000      45,000,000
                      +.......       1.40   01/30/04    50,000,000      50,000,000

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR
                                 MATURITY   MATURITY     VALUE          VALUE

----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS (continued)

Federal Home Loan Mortgage
  Corporation.................       2.31%  01/02/03  $ 25,000,000  $   24,998,456
                         .....       1.32   08/29/03    30,000,000      29,738,000
                         .....       1.53   11/26/03    10,000,000       9,862,003
Federal National Mortgage
  Association.................       2.05   04/01/03    15,000,000      14,924,999
                         .....       2.37   05/30/03    40,000,000      39,615,912
                         .....       1.44   09/02/03    25,000,000      24,761,084
                         .....       1.32   09/19/03    25,000,000      24,762,562
                         .....  1.35-1.38   11/14/03    21,470,000      21,215,911
                                                                    --------------
                                                                       583,861,569
                                                                    --------------
CORPORATE DEBT - 7.6%
Associates First Capital
  Corporation.................       2.59   04/15/03    11,500,000      11,609,883
Bear Stearns Companies,
  Inc.........................       2.56   03/03/03    25,000,000      25,000,000
                         .....       2.98   04/15/03     8,776,000       8,869,186
First Data Corporation........       2.43   04/01/03    20,000,000      20,203,506
General Electric Capital
  Corporation.................  1.76-2.39   02/03/03    34,055,000      34,200,524
                         .....       1.47   09/11/03     6,500,000       6,735,699
                         .....       1.48   11/03/03     5,000,000       5,221,064
Heller Financial, Inc.........       2.40   01/15/03    10,000,000      10,014,789
Lehman Brothers Holdings,
  Inc.........................       1.92   04/01/03    10,000,000      10,106,022
Merrill Lynch & Co., Inc......       2.21   02/12/03    15,000,000      15,063,060
                      ........       2.48   03/24/03    45,000,000      45,000,000
Morgan Stanley, Dean Witter &
  Co..........................  1.94-2.40   01/15/03    53,545,000      53,641,332
SBC Communications, Inc.......       2.76   06/05/03    70,000,000      70,450,056
Sigma Finance Corporation.....       2.56   01/27/03     5,000,000       4,998,294
                        ......       1.64   12/03/03    40,000,000      40,000,000
Wells Fargo & Company.........  1.37-2.94   05/01/03    77,014,000      78,315,140
                                                                    --------------
                                                                       439,428,555
                                                                    --------------
CERTIFICATES OF DEPOSIT - 5.1%
Associated Banc-Corp, Green
  Bay.........................       2.35   02/10/03    45,000,000      45,000,492
                         .....       2.63   05/05/03    35,000,000      35,001,764
Canadian Imperial Bank of
  Commerce NY.................  2.44-2.50   03/04/03    50,000,000      50,003,752
                         .....       1.37   06/23/03    10,000,000      10,041,612
Deutsche Bank NY..............       1.94   08/05/03    45,000,000      45,000,000
Marine Midland Bank NA........       2.80   04/02/03    25,000,000      25,000,000
SouthTrust Bank NA............       1.73   04/02/03    50,000,000      50,000,000
State Street Bank & Trust.....       1.70   12/17/03    35,000,000      35,000,000
                                                                    --------------
                                                                       295,047,620
                                                                    --------------

                                                         SHARES
                                                      ------------
MUTUAL FUNDS - 5.0%
Dreyfus Cash Management Plus
  Fund+++.....................                          90,275,088      90,275,088
Federated Prime Obligations
  Fund+++.....................                          68,455,192      68,455,193
One Group Institutional Prime
  Money Market Fund...........                         130,000,000     130,000,000
                                                                    --------------
                                                                       288,730,281
                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                 YIELD TO                 PAR
                                 MATURITY   MATURITY     VALUE          VALUE

----------------------------------------------------------------------------------
PROMISSORY NOTES - 2.0%
Goldman Sachs Group, Inc.
  Promissory Note++...........       1.90%  01/06/03  $ 25,000,000  $   25,000,000
                         ++...       1.87   01/27/03    12,000,000      12,000,000
                         ++...       2.45   02/03/03    25,000,000      25,000,000
                         ++...       1.42   03/24/03    18,000,000      18,000,000
                         ++...       1.58   11/02/03    15,000,000      15,000,000
                         ++...       1.73   11/17/03    20,000,000      20,000,000
                                                                    --------------
                                                                       115,000,000
                                                                    --------------
ASSET BACKED SECURITIES - 1.5%
Caterpillar Financial Asset
  Trust Series 2002-A Class
  A1..........................       1.82   07/25/03     7,130,718       7,130,718
Nissan Auto Recivables Owner
  Trust Series 2002-C Class
  A1..........................       1.70   01/05/03    12,039,153      12,039,153
Whole Loan Auto Trust Series
  2002-1 Class A1.............       1.44   03/10/03    65,172,064      65,172,064
                                                                    --------------
                                                                        84,341,935
                                                                    --------------
TIME DEPOSITS - 1.0%
Wells Fargo Bank..............       1.25   01/02/03    59,000,000      59,000,000
                                                                    --------------

TOTAL INVESTMENTS, AT AMORTIZED COST - 102.3%                        5,899,723,022

Other assets and liabilities, net - (2.3%)                            (131,229,555)
                                                                    --------------

NET ASSETS - 100.0%                                                 $5,768,493,467
                                                                    ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date.
     Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    All or a portion of security is a forward commitment

++   Illiquid security

+++ All or a portion of this security is segregated to cover forward commitments.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS
    Investments, at value (Note 1)                  $5,899,723,022
    Cash                                                   84,633
    Interest receivable                                19,775,506
    Prepaid expenses                                      111,958
                                                    -------------
        Total assets                                5,919,695,119
                                                    -------------
LIABILITIES
    Management fee payable (Note 2)                       885,407
    Payable for when-issued securities                150,300,903
    Accrued expenses                                       15,342
                                                    -------------
        Total liabilities                             151,201,652
                                                    -------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS                                         $5,768,493,467
                                                    =============

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INCOME
    Interest and dividends                          $ 115,910,740
                                                    -------------
FUND EXPENSES
    Management fees (Note 2)                            9,626,398
    Audit                                                  46,359
    Transaction fees                                       18,328
    Legal                                                  11,320
    Insurance                                              67,382
    Trustees fees and expenses                             43,124
    Miscellaneous                                         189,748
                                                    -------------
        Total expenses                                 10,002,659
                                                    -------------

NET INVESTMENT INCOME                                 105,908,081
                                                    -------------

NET REALIZED GAIN ON INVESTMENTS                           23,595
                                                    -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS          $ 105,931,676
                                                    =============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             YEAR ENDED DECEMBER 31,
                                          ------------------------------
                                               2002            2001
                                          --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
    Net investment income                 $ 105,908,081   $ 119,671,346
    Net realized gain on investments             23,595         140,072
                                          -------------   -------------
        Net increase in net assets from
          operations                        105,931,676     119,811,418
                                          -------------   -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTEREST
    Contributions                         39,814,205,397  19,654,580,405
    Withdrawals                           (39,143,736,686) (15,880,302,876)
                                          -------------   -------------
        Net increase from investors'
          transactions                      670,468,711   3,774,277,529
                                          -------------   -------------
NET INCREASE IN NET ASSETS                  776,400,387   3,894,088,947
NET ASSETS
    Beginning of period                   4,992,093,080   1,098,004,133
                                          -------------   -------------
    End of period                         $5,768,493,467  $4,992,093,080
                                          =============   =============

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------------
                               2002          2001          2000          1999         1998
                           ------------  ------------  ------------  ------------  ----------
TOTAL RETURN(1)                    1.87%         4.26%         6.34%         5.16%       5.49%

ANNUALIZED RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA

  Net expenses                     0.18%         0.18%         0.19%         0.19%       0.15%

  Net investment income            1.87%         3.83%         6.34%         5.14%       5.47%

  Net expenses before
    waiver and
    reimbursements                   --            --            --            --        0.19%

  Net assets, end of year
    (000s omitted)         $  5,768,493  $  4,992,093  $  1,098,004  $  1,081,493  $  793,200

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolio declares no dividend or distribution, so there are no assumed reinvestments during the period.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

(1)   SIGNIFICANT ACCOUNTING POLICIES

       The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, (the "1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio") is a separate diversified series of the Portfolio Trust.

       The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

       Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

       Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

       The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     D. FORWARD COMMITMENTS

       The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. At December 31, 2002, the Cash Portfolio had securities with a value of $158,730,281 segregated to cover forward commitments.

     E. REPURCHASE AGREEMENTS

       It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2)   MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

       The Cash Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor its investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian for the Portfolio Trust. Investors Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these

                            MERRIMAC CASH PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

       services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

       Allmerica Asset Management, Inc. ("AAM") serves as the Cash Portfolio's sub-adviser. For its services, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
       0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

       Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)   INVESTMENT TRANSACTIONS

       Purchases and combined maturities and sales of money market instruments aggregated $66,000,616,602 and $65,111,841,679 respectively for the Cash Portfolio for the year ended December 31, 2002.

(4)   LINE OF CREDIT

       The Portfolio Trust maintains a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the daily unused portion of the line of credit is allocated among the portfolios. The Cash Portfolio had no borrowings during the year ended December 31, 2002.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees
Merrimac Master Portfolio and Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                       /S/ ERNST & YOUNG

Boston, Massachusetts
February 4, 2003

                   BOARD OF DIRECTOR INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the Merrimac Funds:

                                                                                                         NUMBER OF
                                  POSITIONS HELD                                                       PORTFOLIOS IN
                                  WITH MERRIMAC     TERM OF OFFICE                                      FUND COMPLEX
                                 MASTER PORTFOLIO    AND LENGTH OF      PRINCIPAL OCCUPATION(S)         OVERSEEN BY
NAME ADDRESS AND AGE            AND MERRIMAC FUNDS  TIME SERVED(1)        DURING PAST 5 YEARS        TRUSTEE/OFFICER(2)
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
FRANCIS J. GAUL, JR.            Trustee             Since 1996.      Private Investor July 1997 --              11
200 Clarendon Street,                                                present, Vice President and
Boston, Massachusetts                                                Principal, Triad Investment
02116 Age: 59                                                        Management Company (Registered
                                                                     Investment Adviser) July 1996
                                                                     -- May 1997.
EDWARD F. HINES, JR.            Trustee             Since 1996.      Partner 2001 -- present,                   11
200 Clarendon Street,                                                Hines & Corley, Partner
Boston, Massachusetts                                                1977 -- 2001, Choate, Hall &
02116 Age: 57                                                        Stewart. Mr. Hines also serves
                                                                     as a profession trustee for
                                                                     several trusts. In his
                                                                     capacity as trustee of certain
                                                                     of these trusts, Mr. Hines
                                                                     has retained the services of
                                                                     Investors Bank & Trust Company
                                                                     to provide custody services
                                                                     with respect to approximately
                                                                     $800 million in assets.
THOMAS E. SINTON                Trustee             Since 1996.      Retired, Managing Director,                11
200 Clarendon Street,                                                Corporate Accounting Policy,
Boston, Massachusetts                                                April 1993 -- October 1996 and
02116                                                                Consultant, January 1993 --
Age: 70                                                              March 1996, Bankers Trust
                                                                     Company.
INTERESTED TRUSTEE AND OFFICERS(3)
KEVIN J. SHEEHAN                Trustee             Since 1996.      Chairman and Chief Executive               11
200 Clarendon Street,                                                Officer June 1996 -- present,
Boston, Massachusetts                                                Investors Financial Services
02116                                                                Corp.
Age: 51
PAUL J. JASINSKI                President and       President since  Managing Director, Investors               11
200 Clarendon Street,           Chief Executive     1999.            Bank & Trust Company, 1990 --
Boston, Massachusetts           Officer                              present.
02116
Age: 55
JOHN F. PYNE                    Vice President,     Vice President   Manager, Investors Bank &                  11
200 Clarendon Street,           Treasurer and       since 2000;      Trust Company 2000 --
Boston, Massachusetts           Chief Financial     Treasurer and    present. Assistant Treasurer,
02116                           Officer             Chief Financial  State Street Bank 1992 --
Age: 34                                             Officer since    2000.
                                                    2002.
DONALD F. COOLEY                Vice President of   Since 2001.      Vice President, Credit Suisse               8
200 Clarendon Street,           the Merrimac Funds                   First Boston 1999 -- 2000.
Boston, Massachusetts           only.                                Vice President, Citicorp 1988
02116                                                                -- 1998.
Age: 39
SUSAN C. MOSHER                 Secretary           Since 1997.      Senior Director 2001 --                    11
200 Clarendon Street,                                                present, Director 1995 --
Boston, Massachusetts                                                2000, Mutual Fund
02116                                                                Administration -- Legal
Age: 47                                                              Administration, Investors
                                                                     Bank & Trust Company.
SANDRA I. MADDEN                Assistant           Since 1999.      Senior Associate Counsel,                  11
200 Clarendon Street,           Secretary                            Mutual Fund Administration --
Boston, Massachusetts                                                Legal Administration,
02116                                                                Investors Bank & Trust
Age: 36                                                              Company, 1999 -- present;
                                                                     Associate, Scudder Kemper
                                                                     Investments, Inc., 1996 --
                                                                     1999.

--------------------------------------------------------------------------------

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by its board of trustees or shareholders.
(2)  Fund Complex consists of the Merrimac Master Portfolio, the Merrimac
     Series, and the Merrimac Funds, comprising eleven series as of December 31, 2002.
(3) The Trustee and officers listed below are "interested persons" of the Merrimac Master Portfolio and the Merrimac Funds as defined in the Investment Company Act of 1940 Act, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.
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